Employee benefits: variable compensation (Detail 6)	12 Months Ended
	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	8,513,415	10,807,315	12,519,765
Number of SARs exercisable	8,513,415	10,807,315
SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	8,513,415
Aggregate intrinsic value	SFr 54,000,000
9.35-12.50 | SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	8,174,915
Weighted average exercise price	SFr 11.34
Aggregate intrinsic value	SFr 54,000,000
Weighted average remaining contractual term (years)	1.1
12.51-15.00 | SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	2,500
Weighted average exercise price	SFr 14.85
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	1.4
15.01-17.50 | SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	42,000
Weighted average exercise price	SFr 16.8
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	1.4
17.51-20.00 | SARs outstanding
Disclosure Of Range Of Exercise Prices Of Outstanding SARs [Line Items]
Number of SARs outstanding	294,000
Weighted average exercise price	SFr 19.25
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	1.7